Consolidated Statements of Financial Position - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 81	$ 92
Accounts receivable	345	398
Unbilled revenue	164	157
Inventories	280	258
Inventories - work-in-progress ("WIP") related to EI assets - finance leases receivable		35
Energy infrastructure ("EI") assets - finance leases receivable	58	49
Income taxes receivable	11	3
Derivative financial instruments	1	0
Prepayments	52	49
Total current assets	992	1,041
Unbilled revenue	1	2
Property, plant and equipment ("PP&E")	102	96
EI assets - operating leases	686	713
EI assets - finance leases receivable	180	189
Lease right-of-use assets	61	58
Deferred tax assets	21	24
Intangible assets	29	37
Goodwill	430	422
Other assets	192	209
Total assets	2,694	2,791
Current liabilities
Accounts payable and accrued liabilities	396	413
Provisions	25	22
Income taxes payable	80	79
Deferred revenue	355	375
Lease liabilities	22	22
Derivative financial instruments	1	0
Total current liabilities	879	911
Deferred revenue	13	11
Long-term debt	582	708
Lease liabilities	50	47
Deferred tax liabilities	51	48
Other liabilities	26	17
Total liabilities	1,601	1,742
Shareholders' equity
Share capital	498	505
Contributed surplus	664	678
Retained earnings	130	80
Accumulated other comprehensive loss	(199)	(214)
Total shareholders' equity	1,093	1,049
Total liabilities and shareholders' equity	$ 2,694	$ 2,791